Financial risk review - Schedule of Financial Assets that are Either Past Due or Impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Credit risk
Gross balance	$ 9,235,476	$ 8,461,987
Current
Credit risk
Gross balance	9,195,491	8,444,474
Past Due
Credit risk
Gross balance	$ 39,985	$ 17,513